EQUITY ACTIVITY - Reclassifications and Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost of sales	$ 7,256	$ 6,559	$ 6,920
Cost of services	34,447	34,021	33,126
SG&A expense	20,107	21,069	20,430
Other (income) and expense	(216)	145	(724)
Interest expense	615	630	468
Continuing operations provision for (benefit from) income taxes	5,642	449	2,581
Net (income) loss	(5,753)	(11,872)	(13,190)
Other comprehensive income/(loss)	2,806	209	(1,731)
Accumulated Other Comprehensive Income/(Loss)
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Net of Tax Amount	1,206	(1,581)	(3,252)
Reclassification/amortization, Net of Tax Amount	1,599	1,791	1,520
Other comprehensive income/(loss), Before Tax Amount	3,235	472	(1,523)
Other comprehensive income/(loss), Tax (Expense)/Benefit	(429)	(263)	(208)
Other comprehensive income/(loss)	2,806	209	(1,731)
Foreign Currency Translation Adjustments
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Net of Tax Amount	769	(140)	(1,721)
Reclassification/amortization, Net of Tax Amount	0	0	0
Other comprehensive income/(loss), Before Tax Amount	152	(20)	(1,379)
Other comprehensive income/(loss), Tax (Expense)/Benefit	617	(120)	(342)
Other comprehensive income/(loss)	769	(140)	(1,721)
Net Unrealized Gains/(Losses) on Available-For-Sale Securities
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	1	(38)	(54)
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	(1)	14	21
Unrealized gains/(losses) arising during the period, Net of Tax Amount	0	(23)	(33)
Reclassification/amortization, Net of Tax Amount	1	21	53
Other comprehensive income/(loss), Before Tax Amount	2	(3)	32
Other comprehensive income/(loss), Tax (Expense)/Benefit	(1)	1	(12)
Other comprehensive income/(loss)	1	(2)	20
Net Unrealized Gains/(Losses) on Available-For-Sale Securities | Reclassifications
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Other (income) and expense	1	34	86
Continuing operations provision for (benefit from) income taxes	0	(13)	(33)
Net (income) loss	1	21	53
Net Unrealized Gains/(Losses) on Cash Flow Hedges
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	(58)	243	618
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	0	(80)	(218)
Unrealized gains/(losses) arising during the period, Net of Tax Amount	(58)	163	399
Reclassification/amortization, Net of Tax Amount	(226)	56	(691)
Other comprehensive income/(loss), Before Tax Amount	(421)	345	(454)
Other comprehensive income/(loss), Tax (Expense)/Benefit	137	(126)	162
Other comprehensive income/(loss)	(284)	219	(292)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost of sales	(3)	5	(192)
Cost of services	(70)	8	0
SG&A expense	(11)	(4)	(149)
Other (income) and expense	(324)	68	(731)
Interest expense	45	24	0
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Cost of sales
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Continuing operations provision for (benefit from) income taxes	1	(5)	59
Net (income) loss	(3)	1	(133)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Cost of services
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Continuing operations provision for (benefit from) income taxes	27	(3)	(2)
Net (income) loss	(43)	5	(2)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | SG&A expense
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Continuing operations provision for (benefit from) income taxes	3	(2)	43
Net (income) loss	(9)	(7)	(105)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Other (income) and expense
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Continuing operations provision for (benefit from) income taxes	124	(26)	281
Net (income) loss	(199)	42	(451)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Interest expense
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Continuing operations provision for (benefit from) income taxes	(17)	(9)	0
Net (income) loss	28	15	0
Net Change Retirement-Related Benefit Plans
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Net of Tax Amount	495	(1,581)	(1,897)
Reclassification/amortization, Net of Tax Amount	1,825	1,714	2,158
Other comprehensive income/(loss), Before Tax Amount	3,502	150	279
Other comprehensive income/(loss), Tax (Expense)/Benefit	(1,182)	(19)	(17)
Other comprehensive income/(loss)	2,320	132	262
Retirement-Related Benefit Plans, Prior Service Costs/(Credits)
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	0		6
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	0		(2)
Unrealized gains/(losses) arising during the period, Net of Tax Amount	0		4
Reclassification/amortization, Before Tax Amount	(88)	(107)	(100)
Reclassification/amortization, Tax (Expense)/Benefit	29	34	36
Reclassification/amortization, Net of Tax Amount	(58)	(74)	(65)
Retirement-Related Benefit Plans, Net Gains/(Losses)
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	682	(2,490)	(2,963)
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	(201)	924	1,039
Unrealized gains/(losses) arising during the period, Net of Tax Amount	481	(1,566)	(1,925)
Reclassification/amortization, Before Tax Amount	2,889	2,764	3,304
Reclassification/amortization, Tax (Expense)/Benefit	(1,006)	(976)	(1,080)
Reclassification/amortization, Net of Tax Amount	1,883	1,788	2,223
Retirement-Related Benefit Plans, Curtailments and Settlements
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	19	(16)	33
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	(5)	1	(9)
Unrealized gains/(losses) arising during the period, Net of Tax Amount	$ 14	$ (15)	$ 24